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                              [DECHERT LETTERHEAD]




March 6, 2002


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: ING Equity Trust (formerly Pilgrim Equity Trust)
    Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A SEC File Nos. 33-56881 and 811-8817

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of ING Equity Trust (the "Registrant") that each form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A ("PEA 23") that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 23. I hereby further certify that PEA 23 was filed electronically with the Commission on February 22, 2002 pursuant to Rule 485(a) under the Securities Act and a request for acceleration of effectiveness to March 1, 2002, pursuant to Rule 461, was granted by the Commission.

No fees are required in connection with this filing. Please call me at
212.698.3584 if you have any questions.

                                          Sincerely,



                                          /s/ Margaret A. Bancroft
                                          Margaret A. Bancroft


cc:   Pat Bauer, ING